LONG-TERM DEBT - Clear Channel International B.V. Senior Notes (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 14, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt		$ 156,000	$ 6,856	$ 222,777
Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Interest rate	8.75%	8.75%
Clear Channel International B.V. | Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Aggregate principal amount of notes issued	$ 150,000
Proceeds from issuance of long-term debt	$ 156,000